Parent Company Only Condensed Financial Information - Schedule of Condensed Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (7,032)	¥ (49,179)	¥ (61,439)	¥ (17,956)
Net cash (used in) provided by investing activities	(122)	(850)	149	(3,230)
Net cash provided by financing activities	22,206	155,288	60,368	18,545
Effect of foreign currency exchange rate changes on cash	208	1,455	(135)	(215)
Net (decrease) increase in cash and cash equivalents	15,260	106,714	(1,057)	(2,856)
Cash and cash equivalents at the beginning of the year	396	2,772	3,829	6,685
Cash and cash equivalents at the end of the year	15,656	109,486	2,772	3,829
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(4,279)	(29,924)	(31,354)	(4,916)
Net cash (used in) provided by investing activities			149	(7,083)
Net cash provided by financing activities	19,241	134,555	30,995	12,508
Effect of foreign currency exchange rate changes on cash	220	1,537	(157)	(202)
Net (decrease) increase in cash and cash equivalents	15,182	106,168	(367)	307
Cash and cash equivalents at the beginning of the year	18	129	496	189
Cash and cash equivalents at the end of the year	$ 15,200	¥ 106,297	¥ 129	¥ 496